GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 39,257	$ 7,652
Accumulated amortization	3,962	1,046
Total other intangible assets	35,295	6,606
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years 3 months
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,587	739
Accumulated amortization	398	22
Useful life	3 years
Capitalized software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Capitalized software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Capitalized content costs and domain [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	556	555
Accumulated amortization	485	368
Useful life	3 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	23,066	3,000
Accumulated amortization	1,822	333
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,870	1,870
Accumulated amortization	243	61
Useful life	10 years 3 months
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,488	1,488
Accumulated amortization	913	262
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	4 years 3 months 18 days
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years 3 months 18 days
Logo [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	5,242
Accumulated amortization	101
Useful life	5 years
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 5,448